PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PLANT AND EQUIPMENT

Property and equipment, net, consist of the following:

	September 30, 2025	September 30, 2024
Electronic equipment	$139,158	$145,376
Less: accumulated depreciation	(139,158)	(99,902)
Property and equipment, net	$-	$45,474